Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2021
Research and development expenses
Schedule of research and development expenses

	Six Months Ended
	June 30,
(in thousands of $)	2021	2020
Personnel expense	$(76,094)	$(37,510)
External research and development expenses	(174,915)	(140,869)
Materials and consumables	(1,014)	(1,396)
Depreciation and amortization	(1,784)	(1,208)
Other expenses	(20,100)	(8,268)
Total research and development expenses	$(273,907)	$(189,251)